Stockholders' Equity - Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Outstanding Shares, Beginning Balance	0	245,443
Outstanding Shares, Granted	0	0
Outstanding Shares, Exercised	0	0
Outstanding Shares, Canceled		(245,443)
Outstanding Shares, Ending Balance	0	0
Weighted Average Exercise Price, Beginning balance	$ 0	$ 3.02
Weighted Average Exercise Price, Granted	0	0
Weighted Average Exercise Price, Exercisable	0	0
Weighted Average Exercise Price, Cancelled		3.02
Weighted Average Exercise Price, Ending balance	$ 0	$ 0
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 0
Aggregate Intrinsic Value, Ending balance	$ 0	$ 0